PIMCO RAFI ESG US ETF Investment Risks - PIMCO RAFI ESG US ETF	Jun. 30, 2026
Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small Fund Risk: the risk that a smaller fund may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions by investors
Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk: the risk that an active secondary trading market for Fund shares does not continue once developed, that the Fund may not continue to meet a listing exchange’s trading or listing requirements, that trading in Fund shares may be halted or become less liquid or that Fund shares trade at prices other than the Fund’s net asset value, and are subject to trading costs. These risks may be exacerbated if the creation/redemption process becomes less effective, particularly during times of market stress or volatility
Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk: the risk that only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and that there are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and fewer or no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting
Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk: the risk that the Fund could experience losses if the counterparty to a derivative contract or a repurchase agreement, a borrower of portfolio securities or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk: the risk that the value of securities owned by the Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors, including geopolitical events such as war, military conflict, acts of terrorism, social or political unrest, and the imposition of or threatened imposition of tariffs and other trade barriers, which could disrupt securities markets and adversely affect global economies and markets
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. The liquidity of the Fund’s shares may be constrained by the liquidity of the Fund’s portfolio holdings
Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk: the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose the Fund to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance
Model Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Model Risk: the risk that the Fund’s investment models used in making investment allocation decisions, including the indexation methodologies used in constructing the Underlying Index, may not adequately take into account certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Fund. The performance of the investment models may be impacted by software or other technology malfunctions, human error, programming inaccuracies, power loss, and other events or circumstances, which may be difficult to detect and may be beyond the control of the Fund
Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Fund’s sensitivity to interest rate changes and other market risks
Management and Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management and Tracking Error Risk: the risk that PIMCO’s investment decisions may not produce the desired results or that the Fund’s portfolio may not closely track the Underlying Index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the Underlying Index, and the transaction costs of buying and selling securities, especially when rebalancing the Fund’s portfolio to reflect changes in the composition of the Underlying Index. Performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the Underlying Index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, to the extent the Fund uses a representative sampling approach, this approach may cause the Fund to be less correlated to the return of the Underlying Index than if the Fund held all of the securities in the Underlying Index
Indexing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Indexing Risk: the risk that the Fund is negatively affected by general declines in the asset classes represented by the Underlying Index
Tax-Efficient Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tax-Efficient Investing Risk: the risk that investment strategies intended to manage capital gain distributions may not succeed, and that such strategies may reduce investment returns or result in investment losses
Environmental Social and Governance Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Environmental, Social and Governance Investing Risk: the risk that, because the Underlying Index may select or exclude securities of certain issuers for reasons other than performance, the Fund’s performance will differ from funds that do not utilize an ESG investing strategy. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by the Index Provider or any judgment exercised by the Index Provider in constructing the Underlying Index will reflect the opinions of any particular investor
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is possible to experience losses on an investment in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.